Capital, Reserves and Dividends - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥) Individual
Statement of changes in equity [abstract]
Exchange rate of HK$1 at dividend declaration date | Individual	0.81760
Enterprise income tax percentage of dividends	10.00%
Capital reserve | ¥	¥ 295,665
Percentage of profit after taxation required to be transferred to the statutory surplus reserve	10.00%
Threshold percentage of profit after taxation required to the statutory surplus reserve	50.00%
Minimum statutory reserve percentage	25.00%